INVESTMENTS (Short-Term Investment and Long-Term Investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investment And Other Income [Line Items]
Short-term investments	$ 16,043	$ 55,801
Long-term investments	373,233	470,964
Short-term Debt [Member]
Investment And Other Income [Line Items]
Short-term investments	16,043	55,801
Fixed Rate Time Deposits [Member] | Short-term Debt [Member]
Investment And Other Income [Line Items]
Short-term investments	14,270	39,968
Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	373,233	470,964
Trading Securities [Member] | Short-term Debt [Member]
Investment And Other Income [Line Items]
Short-term investments	1,773	15,833
Fair Value Method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	181,483	370,348
Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	107,230	100,616
Tospur Real Estate Consulting Co Ltd [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	55,507	58,301
Color Life Service Group [Member] | Fair Value Method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	0	4,554
Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Fair Value Method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	150,750	318,065
Guilin Bank [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	47,664	38,817
Xian Chuangdian Quancheng Real estate consultant limited [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	3,330	3,498
Foshan Nature Lvke Science [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	729	0
Hopefluent Company Holdings Limited [Member] | Fair Value Method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	30,733	47,729
Chongqing Wanli New Energy Co Ltd [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	$ 84,520	$ 0